Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value Through Other Comprehensive Income	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The financial assets at fair value through other comprehensive income is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Debt financial instruments
Chilean Central Bank and Government financial instruments	2,825,238	1,473,604
Other Chilean debt financial instruments	3,484	5,006
Foreign debt financial instruments	769,644	1,208,875
Subtotal	3,598,366	2,687,485
Other financial instruments
Commercial loans	90,354	55,005
Mortgage loans	201,232	19,898
Subtotal	291,586	74,903

Total	3,889,952	2,762,388
a.As of December 31, 2025 and 2024 detail of financial debt instruments is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Chilean Central Bank and Government financial instruments
Chilean Central Bank financial instruments	-	199,903
Chilean Treasury bonds and notes	2,825,238	1,273,701
Other Chilean government financial instruments	-	-
Subtotal	2,825,238	1,473,604
of which sold under repurchase agreement	1,789,703	397,334
Other Chilean debt financial instruments
Other Chilean bank financial instruments	3,484	5,006
Other Chilean financial instruments	-	-
Subtotal	3,484	5,006
of which sold under repurchase agreement	-	-
Foreign debt financial instruments
Foreign debt financial instruments of governments and fiscal entities	769,644	1,001,105
Other foreign debt financial instruments	-	207,770
Subtotal	769,644	1,208,875
of which sold under repurchase agreement	-	-
Total	3,598,366	2,687,485
The Bank holds instruments, within “Chilean Central Bank and government securities”, which guarantee derivatives transactions through Comder Contraparte Central S.A., in the local market as of December 31, 2025 and 2024 for an amount of Ch$223,000 and Ch$138,000, respectively, while “Foreign debt financial instruments” guarantee margins for derivatives transactions through London Clearing House (LCH) as of December 31, 2025 and 2024 for an amount of Ch$405,311 and Ch$49,705, respectively. Additionally, the Bank maintains guarantees with Euroclear as of December 31, 2025 and 2024 for an amount of Ch$497,631 and Ch$484,624, respectively, to comply with the initial margin required by European EMIR Standard.
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The credit risk provisions associated with debt instruments, commercial placements and housing as of December 31, 2025 and 2024, are:

	As of December 31,
	2025	2024
	MCh$	MCh$
Debts financial instruments	636	415
Commercial loans	4,487	1,141
Mortgage loans	176	23
As of December 31, 2024, changes in fair value of financial assets measured at FVOCI included a cumulative net unrealized loss of MCh$67,161, recorded as “valuation adjustment” in OCI, where MCh$69,012 (loss) are attributable to shareholders equity and MCh$1,851 (profit) to non-controlling interest. As of December 31, 2025, changes in fair value of financial assets measured at FVOCI included a cumulative net unrealized loss of MCh$77,905, recorded as “valuation adjustment” in OCI, where MCh$80,320 (loss) are attributable to shareholders equity and MCh$2,415 (profit) to non-controlling interest.
The changes in the fair value and the corresponding ECL of debt instruments as of December 31, 2025 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2025	2,687,485	-	-	2,687,485
New financial assets purchased	6,733,987	-	-	6,733,987
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(5,891,983)	-	-	(5,891,983)
Changes in measument of financial assets	68,877	-	-	68,877
Other adjustments	-	-	-	-
At December 31, 2025	3,598,366	-	-	3,598,366

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2025	415	-	-	415
New financial assets purchased	927	-	-	927
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(726)	-	-	(726)
Changes due to changes in credit risk	20	-	-	20
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2025	636	-	-	636
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The changes in the fair value and the corresponding ECL of debt instruments as of December 31, 2024 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2024	4,536,025	-	-	4,536,025
New financial assets purchased	15,287,999	-	-	15,287,999
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(17,299,536)	-	-	(17,299,536)
Changes in measument of financial assets	162,997	-	-	162,997
Other adjustments	-	-	-	-
At December 31, 2024	2,687,485	-	-	2,687,485

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2024	787	-	-	787
New financial assets purchased	2,386	-	-	2,386
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(2,763)	-	-	(2,763)
Changes due to changes in credit risk	5	-	-	5
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	415	-	-	415
Gross profits and losses realized on the sale of available for sale investments as of December 31, 2025, 2024 and 2023 is as follows:

	As of December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Sale of debt financial instruments at FVOCI generating realized profits	1,211,807	3,548,049	6,837,112
Realized profits	333	9,038	392
Sale of debt financial instruments at FVOCI generating realized losses	526,716	1,235,689	1,605,762
Realized losses	1,659	55,998	134,485
The Bank evaluated those instruments with unrealized losses as of December 31, 2025 and 2024 and concluded they were not impaired. This review consisted of evaluating the economic reasons for any declines, the credit ratings of the securities’ issuers, and the Bank’s intention and ability to hold the securities until the unrealized loss is recovered. Based on this analysis, the Bank believes that there were no significant or prolonged declines nor changes in credit risk which would cause impairment in its investment portfolio, since most of the decline in fair value of these instruments was caused by market conditions which the Bank considers to be temporary. All of the instruments that have unrealized losses as of December 31, 2025 and 2024 were not in a continuing unrealized loss position for more than one year.
b.Other financial instruments
The Bank classifies certain loans and account receivables at fair value through other comprehensive income (FVOCI), when a credit operation exceeds single client exposure under the Bank’s credit risk policy. Initially, the risk committee approves the full operation with the condition to sell a portion of the loan in the medium term.
Additionally, the Bank includes operations that expect to sell, for which an increase of the credit risk has been identified.
This portfolio is measured at fair value, recognising the adjustment in other comprehensive income. The portfolio is assessed for impairment loss under the ECL model, same as loans at amortised cost.
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The changes in the fair value and the corresponding ECL of commercial loans as of December 31, 2025 is as follows:

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2025	56,146	-	-	56,146
New financial assets originated	44,500			44,500
Transfers to stage 1	(17,770)	17,770	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	(18,211)	18,211	-
Assets derecognised or matured (excluding write-off)	(653)	-	-	(653)
Changes in measument of financial assets	(4,418)	441	(1,175)	(5,152)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2025	77,805	-	17,036	94,841

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	1,141	-	-	1,141
New financial assets originated	147			147
Transfers to stage 1	(590)	676	-	86
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	(318)	4,291	3,973
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to changes un credit risk	(502)	(358)	-	(860)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2025	196	-	4,291	4,487
The changes in the fair value and the corresponding ECL of commercial loans as of December 31, 2024 is as follows:

Commercial loans	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2024	105,382	-	-	105,382
New financial assets originated	36,909			36,909
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(89,808)	-	-	(89,808)
Changes in measument of financial assets	3,663	-	-	3,663
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	56,146	-	-	56,146
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	125	-	-	125
New financial assets originated	148			148
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(29)	-	-	(29)
Changes due to changes un credit risk	897	-	-	897
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	1,141	-	-	1,141
The changes in the fair value and the corresponding ECL of mortgage loans as of December 31, 2025 is as follows:

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2025	19,921	-	-	19,921
New financial assets originated	251,444			251,444
Transfers to stage 1	5,016	(5,016)	-	-
Transfers to stage 2	(5,141)	5,141	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(37,630)	(918)	-	(38,548)
Changes in measument of financial assets	(32,202)	793	-	(31,409)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2025	201,408	-	-	201,408
During 2025, the Bank carried out the sale of 276 housing portfolio transactions at fair value with effects on other comprehensive income, for an amount of approximately $38,548 million, generating an effect on results of approximately $1,469 million.

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	23	-	-	23
New financial assets originated	183	-	-	183
Transfers to stage 1	19	(86)	-	(67)
Transfers to stage 2	(28)	99	-	71
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(8)	(2)	-	(10)
Changes due to changes un credit risk	11	(2)	-	9
Write-off	(24)	(9)	-	(33)
Other adjustments	-	-	-	-
At December 31, 2025	176	-	-	176
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The changes in the fair value and the corresponding ECL of mortgage loans as of December 31, 2024 is as follows:

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2024	-	-	-	-
New financial assets originated	21,060			21,060
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes in measument of financial assets	(1,139)	-	-	(1,139)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	19,921	-	-	19,921

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	-	-	-	-
New financial assets originated	22	-	-	22
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to changes un credit risk	1	-	-	1
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	23	-	-	23
The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2025:

	Less than 12 months				More than 12 months				Total
2025	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities					-	-	-	-
Chilean Central Bank financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Chilean Treasury bonds and notes	2,872,436	2,825,238	22,421	(69,619)	-	-	-	-	2,872,436	2,825,238	22,421	(69,619)
Other Chilean government financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	2,872,436	2,825,238	22,421	(69,619)	-	-	-	-	2,872,436	2,825,238	22,421	(69,619)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	3,450	3,484	34	-	-	-	-	-	3,450	3,484	34	-
Other Chilean financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	3,450	3,484	34	-	-	-	-	-	3,450	3,484	34	-

Foreign financial debt securities
Foreign debt financial instruments of governments and fiscal entities	769,747	769,644	1,278	(1,381)	-	-	-	-	769,747	769,644	1,278	(1,381)
Other foreign debt financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	769,747	769,644	1,278	(1,381)	-	-	-	-	769,747	769,644	1,278	(1,381)
Loans and account receivable from customer
Commercial loans	90,248	90,354	106	-	-	-	-	-	90,248	90,354	106	-
Mortgage loans	236,742	201,232	-	(35,510)					236,742	201,232	-	(35,510)
Subtotal	326,990	291,586	106	(35,510)	-	-	-	-	326,990	291,586	106	(35,510)

Total	3,972,623	3,889,952	23,839	(106,510)	-	-	-	-	3,972,623	3,889,952	23,839	(106,510)
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2024:

	Less than 12 months				More than 12 months				Total
2024	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government instruments					-	-	-	-
Chilean Central Bank financial instruments	199,943	199,903	3	(43)	-	-	-	-	199,943	199,903	3	(43)
Chilean Treasury bonds and notes	1,350,122	1,273,701	16,609	(93,030)	-	-	-	-	1,350,122	1,273,701	16,609	(93,030)
Other Chilean government financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	1,550,065	1,473,604	16,612	(93,073)	-	-	-	-	1,550,065	1,473,604	16,612	(93,073)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	5,023	5,006	7	(24)	-	-	-	-	5,023	5,006	7	(24)
Other Chilean financial instruments					-	-	-	-	-	-	-	-
Subtotal	5,023	5,006	7	(24)	-	-	-	-	5,023	5,006	7	(24)

Foreign financial debt instruments
Debt financial instruments of foreign governments and fiscal entities	1,002,107	1,001,105	2,903	(3,905)	-	-	-	-	1,002,107	1,001,105	2,903	(3,905)
Other foreign debt financial instruments	207,770	207,770	-	-	-	-	-	-	207,770	207,770	-	-
Subtotal	1,209,877	1,208,875	2,903	(3,905)	-	-	-	-	1,209,877	1,208,875	2,903	(3,905)
Loans and account receivable from customer
Commercial loans	53,914	55,005	1,091	-	-	-	-	-	53,914	55,005	1,091	-
Mortgage loans	21,441	19,898	-	(1,543)	-	-	-	-	21,441	19,898	-	(1,543)
Subtotal	75,355	74,903	1,091	(1,543)	-	-	-	-	75,355	74,903	1,091	(1,543)
					-	-	-	-
Total	2,840,320	2,762,388	20,613	(98,545)	-	-	-	-	2,840,320	2,762,388	20,613	(98,545)